Global X Funds | Global X E-commerce ETF
Global X E-commerce ETF
GLOBAL X FUNDS
(the “Trust”)

Global X E-commerce ETF (EBIZ)

SUPPLEMENT DATED NOVEMBER 18, 2019
TO THE PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective November 18, 2019, the Annual Fund Operating Expenses table and the Expense Example information on pg. 63 is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Funds Global X E-commerce ETF Global X E-commerce EFT
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.50%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Global X Funds | Global X E-commerce ETF | Global X E-commerce EFT | USD ($)	51	160

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE